INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Income Tax [Abstract]
Disclosure of detailed information about deferred tax assets [Text Block]
Deferred Tax Assets

The following table sets forth the deferred tax assets as of the dates indicated:

	12-31-2020	12-31-2019
Deferred Tax Assets	ThU.S.$	ThU.S.$
Deferred tax Assets relating to Provisions	5,042	5,749
Deferred tax Assets relating to Accrued Liabilities	8,107	7,182
Deferred tax Assets relating to Post-Employment benefits	22,026	20,378
Deferred tax Assets relating to Property, Plant and equipment	24,397	16,609
Deferred tax Assets relating to Impairment provision	14,193	20,169
Deferred tax Assets relating to Financial Instruments	79,765	68,390
Deferred tax Assets relating to Tax Loss Carryforward	126,405	133,221
Deferred tax Assets relating to Inventories	7,964	12,460
Deferred tax Assets relating to Provisions for Income	7,905	6,631
Deferred tax Assets relating to Allowance for Doubtful Accounts	2,427	4,349
Deferred tax Assets relating to Intangible revaluation	3,713	6,044
Deferred tax Assets relating to tax credits	20,898	19,460
Deferred tax Assets relating to Other Deductible Temporary Differences	20,018	16,161
Total Deferred Tax Assets	342,860	336,803
Offsetting presentation	(336,819)	(330,736)
Net Effect	6,041	6,067

Disclosure of detailed information about deferred tax liabilities [Text Block]
Deferred Tax Liabilities

The following table sets forth the deferred tax liabilities as of the dates indicated:

	12-31-2020	12-31-2019
Deferred Tax Liabilities	ThU.S.$	ThU.S.$
Deferred tax Liabilities relating to Property, Plant and Equipment	1,020,282	900,415
Deferred tax Liabilities relating to Financial Instruments	26,755	25,630
Deferred tax Liabilities relating to Biological Assets	644,348	642,221
Deferred tax Liabilities relating to Inventory	32,567	38,251
Deferred tax Liabilities relating to Prepaid Expenses	42,319	41,338
Deferred tax Liabilities relating to Intangible	14,826	17,942
Deferred tax Liabilities relating to Other Taxable Temporary Differences	19,608	25,126
Total Deferred Tax Liabilities	1,800,705	1,690,923
Offsetting presentation	(336,819)	(330,736)
Net Effect	1,463,886	1,360,187

Disclosure of reconciliation of deferred tax assets and liabilities [Text Block]
Reconciliation of deferred tax assets and liabilities

	Opening Balance 01-01-2020	Deferred tax Income (Expenses)	Deferred tax of items charged to other comprehensive income	Increase (decrease) Net exchange differences	Closing balance 12-31-2020
Deferred Tax Assets	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S$
Deferred tax Assets relating to Provisions	5,749	(267)	-	(440)	5,042
Deferred tax Assets relating to Accrued Liabilitie s	7,182	937	-	(12)	8,107
Deferred tax Assets relating to Post-Employment benefits	20,378	1,598	68	(18)	22,026
Deferred tax Assets relating to Property, Plant and equipment	16,609	7,788	-	-	24,397
Deferred tax Assets relating to Impairment provision	20,169	(4,598)	-	(1,378)	14,193
Deferred tax Assets relating to Financial Instruments	68,390	(1,641)	13,685	(669)	79,765
Deferred tax Assets relating to Tax Loss Carryforward	133,221	2,605	-	(9,421)	126,405
Deferred tax Assets relating to Inventories	12,460	(4,363)	-	(133)	7,964
Deferred tax Assets relating to Provisions for Income	6,631	1,295	-	(21)	7,905
Deferred tax Assets relating to Allowance for Doubtful Accounts	4,349	(1,545)	-	(377)	2,427
Deferred tax Assets relating to Intangible revaluation	6,044	(1,042)	-	(1,289)	3,713
Deferred tax Assets relating to tax credits	19,460	1,438	-	-	20,898
Deferred tax Assets relating to Other Deductible Temporary Differences	16,161	5,096	-	(1,239)	20,018
Total Deferred Tax Assets	336,803	7,301	13,753	(14,997)	342,860

	Opening Balance 01-01-2020	Deferred tax (Income) Expenses	Deferred tax of items charged to other comprehensive income	Increase (decrease) Net exchange differences	Closing balance 12-31-2020
Deferred Tax Liabilities	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S$
Deferred tax Liabilities relating to Property, Plant and Equipment	900,415	128,933	-	(9,066)	1,020,282
Deferred tax Liabilities relating to Financial Instruments	25,630	986	139	-	26,755
Deferred tax Liabilities relating to Biological Assets	642,221	20,239	-	(18,112)	644,348
Deferred tax Liabilities relating to Inventory	38,251	(5,711)	-	27	32,567
Deferred tax Liabilities relating to Prepaid Expenses	41,338	989	-	(8)	42,319
Deferred tax Liabilities relating to Intangible	17,942	(1,118)	-	(1,998)	14,826
Deferred tax Liabilities relating to Other Taxable Temporary Differences	25,126	(2,846)	-	(2,672)	19,608
Total Deferred Tax Liabilities	1,690,923	141,472	139	(31,829)	1,800,705

	Opening Balance 01-01-2019	Deferred tax Income (Expenses)	Deferred tax of items charged to other comprehensive income	Increase (decrease) through business combinations	Increase (decrease) Net exchange differences	Closing balance 12-31-2019
Deferred Tax Assets	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S$
Deferred tax Assets relating to Provisions	6,105	(517)	-	244	(83)	5,749
Deferred tax Assets relating to Accrued Liabilities	10,906	(3,921)	-	197	-	7,182
Deferred tax Assets relating to Post-Employment benefits	19,072	423	717	150	16	20,378
Deferred tax Assets relating to Property, Plant and equipment	10,125	6,484	-	-	-	16,609
Deferred tax Assets relating to Impairment provision	11,963	8,385	-	-	(179)	20,169
Deferred tax Assets relating to Financial Instruments	9,761	55,087	3,609	-	(67)	68,390
Deferred tax Assets relating to Tax Loss Carryforward	88,945	44,521	-	1,505	(1,750)	133,221
Deferred tax Assets relating to Inventories	5,532	6,288	-	279	361	12,460
Deferred tax Assets relating to Provisions for Income	7,443	(657)	-	112	(267)	6,631
Deferred tax Assets relating to Allowance for Doubtful Accounts	5,001	(645)	-	68	(75)	4,349
Deferred tax Assets relating to Intangible revaluation	7,651	(1,345)	-	-	(262)	6,044
Deferred tax Assets relating to tax credits	20,375	(915)	-	-	-	19,460
Deferred tax Assets relating to Other Deductible Temporary Differences	11,328	4,470	-	731	(368)	16,161
Total Deferred Tax Assets	214,207	117,658	4,326	3,286	(2,674)	336,803

	Opening Balance 01-01-2019	Deferred tax ( Income ) Expenses	Deferred tax of items charged to other comprehensive income	Increase (decrease) through business combinations	Increase (decrease) Net exchange differences	Closing balance 12-31-2019
Deferred Tax Liabilities	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S$
Deferred tax Liabilities relating to Property, Plant and Equipment	831,471	66,656	-	4,234	(1,946)	900,415
Deferred tax Liabilities relating to Financial Instruments	14,225	11,405	-	-	-	25,630
Deferred tax Liabilities relating to Biological Assets	661,582	(15,770)	-	-	(3,591)	642,221
Deferred tax Liabilities relating to Inventory	39,025	(774)	-	-	-	38,251
Deferred tax Liabilities relating to Prepaid Expenses	37,897	3,487	-	69	(115)	41,338
Deferred tax Liabilities relating to Intangible	20,240	(1,914)	-	-	(384)	17,942
Deferred tax Liabilities relating to Other Taxable Temporary Differences	22,790	2,905	-	182	(751)	25,126
Total Deferred Tax Liabilities	1,627,230	65,995	-	4,485	(6,787)	1,690,923

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
Temporary Differences

The following tables summarize the deductible and taxable temporary differences:

	12-31-2020		12-31-2019
	Deductible	Taxable	Deductible	Taxable
	Difference	Difference	Difference	Difference
Detail of classes of Deferred Tax Temporary Differences	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Deferred Tax Assets	216,455	-	203,582	-
Deferred Tax Assets - Tax loss carryforward	126,405	-	133,221	-
Deferred Tax Liabilities	-	1,800,705	-	1,690,923
Total	342,860	1,800,705	336,803	1,690,923

	January - December
	2020	2019	2018
Detail of Temporary Difference Income and Loss Amounts	ThU.S.$	ThU.S.$	ThU.S.$
Deferred Tax Assets	4,696	73,137	(23,331)
Deferred Tax Assets - Tax loss carryforward	2,605	44,521	53,103
Deferred Tax Liabilities	(141,472)	(65,995)	11,196
Total	(134,171)	51,663	40,968

Disclosure of detailed information about income tax expense [Text Block]
Income Tax Expense

Income tax expense consists of the foll
o
wing:

	January - December
	2020	2019	2018
Income Tax composition	ThU.S.$	ThU.S.$	ThU.S.$
Current income tax expense	(80,501)	(54,194)	(270,252)
Tax benefit arising from tax credits used to reduce current tax expense	175,832	3,771	4,471
Prior period current income tax adjustments	653	(2,912)	(1,732)
Other current benefit tax (expenses)	(3,661)	1,137	(220)
Current Tax Expense, Net	92,323	(52,198)	(267,733)

Deferred tax expense relating to origination and reversal of temporary differences	(136,776)	7,142	(12,135)
Tax benefit arising from tax credits used to reduce deferred tax expense	2,605	44,521	53,103
Total deferred Tax benefit (expense), Net	(134,171)	51,663	40,968
Income Tax benefit (expense), Total	(41,848)	(535)	(226,765)

Disclosure of income tax expenses by geographical area wise [Text Block]
The following table presents the current income tax expense detailed by foreign and domestic (Chile) companies at December 31, 2020, 2019 and 2018:

	January - December
	2020	2019	2018
	ThU.S.$	ThU.S.$	ThU.S.$
Foreign current income tax expense	(1,568)	(11,774)	(35,442)
Domestic current income tax expense	93,891	(40,424)	(232,291)
Total current income tax expense	92,323	(52,198)	(267,733)

Foreign deferred tax benefit (expense)	(21,908)	32,243	19,940
Domestic deferred tax benefit (expense)	(112,263)	19,420	21,028
Total deferred tax benefit (expense)	(134,171)	51,663	40,968

Total tax benefit (expense)	(41,848)	(535)	(226,765)

Disclosure of detailed information about reconciliation of income tax expense [Text Block]
Reconciliation of income tax expense from statutory tax rate to the effective tax rate.

The reconciliation of income tax expense is as follows:

	January - December
	2020	2019	2018
Reconciliation of Income tax from Statutory Rate to Effective Tax Rate	ThU.S.$	ThU.S.$	ThU.S.$
Statutory domestic (Chile) income tax rate	27.0%	27.0%	27.0%
Tax Expense at statutory tax rate	(18,131)	(16,876)	(257,451)
Tax effect of foreign tax rates	(4,201)	1,120	3,464
Tax effect of revenues exempt from taxation	2,447	42,376	82,521
Tax effect of not deductible expenses	(35,725)	(40,552)	(53,510)
Tax rate effect of tax loss carry forwards	11,628	46	15
Tax effect of Previously Unrecognized Tax Benefit in the Statements of Profit or Loss	-	884	(91)
Tax effect of a new evaluation of assets for deferred not recognized taxes	826	12,865	-
Tax rate effect of adjustments for current tax of prior periods	653	(2,912)	(1,732)
Other tax rate effects	655	2,514	19
Total adjustments to tax expense at applicable tax rate	(23,717)	16,341	30,686
Tax benefit (expense) at effective tax rate	(41,848)	(535)	(226,765)

Summary Of Detailed Information In Current Tax Assets And Liabilities
Current tax assets and liabilities

The current tax assets and liabilities balances are as follow:

	12-31-2020	12-31-2019
Current tax Assets	ThU.S.$	ThU.S.$
Monthly Provisional Payments (MPP)	17,540	190,169
Income tax receivable	298,093	27,628
Fixed assets tax credits	10	57
Provision tax income	(928)	(39,490)
Other tax receivables	6,015	21,589
Total	320,730	199,953

	12-31-2020	12-31-2019
Current tax Liabilities	ThU.S.$	ThU.S.$
Provision tax income (First category)	81,368	10,626
Monthly Provisional Payments (MPP)	(43,232)	(9,309)
Other tax payables	6,536	925
Total	44,672	2,242